TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
United States	$ (21)	$ (40)
Israel	(991)	864
Profit (loss) before taxes on income	$ (1,012)	$ 824	$ 1,089